April 2, 2009
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	Atlantic Whitehall Funds Trust (“Registrant”) File Nos. 033-83430 and 811-08738 Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), we hereby certify, on behalf of the Registrant, that:
(1)	the forms of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Act do not differ from the forms of Prospectus and Statement of Additional Information dated April 1, 2009 included in Post-Effective Amendment No. 33 to the Registrant’s Registration Statement; and

(2)	Post-Effective Amendment No. 33 was filed electronically via EDGAR on March 26, 2009.
If you have any questions or comments, please contact me at 212-698-3806.

Very truly yours,
/s/ Elise M. Dolan
Elise M. Dolan